CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Partner Capital - Prior to Recapitalization	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Total
Equity, Beginning Balance at Dec. 31, 2019	$ 324,369					$ 324,369
CHANGES IN EQUITY ROLL FORWARD
Cash distributions	(12,883)					(12,883)
Net income (loss)	(23,930)					(23,930)
Equity, Ending Balance at Dec. 31, 2020	370,556					370,556
CHANGES IN EQUITY ROLL FORWARD
Contributed capital	83,000					83,000
Cash distributions	(51,085)					(51,085)
Net income (loss)	108,459					108,459
Equity, Ending Balance at Dec. 31, 2021	474,930					474,930
CHANGES IN EQUITY ROLL FORWARD
Contributed capital	47,000					47,000
Net Income prior to Business Combination	219,292					219,292
Contribution of Funds' assets in exchange for common stock	$ (694,222)	$ 13	$ 694,209
Contribution of Funds' assets in exchange for common stock (Shares)		130,000
Recapitalization			6,825			6,825
Recapitalization (Shares)		2,923
Issuance costs			(18,508)			(18,508)
Issuance of common stock warrants			(12,265)			(12,265)
Issuance of vesting shares			(1,287)			(1,287)
Issuance of vesting shares (Shares)		372
Deferred income tax liability at Business Combination			(78,742)			(78,742)
Purchase of treasury stock					$ (229)	(229)
Purchase of treasury stock (Shares)					(26)
Common stock dividend declared ($0.08 per share)				$ (10,664)		(10,664)
Net income subsequent to the Business Combination				43,052		43,052
Net income (loss)						262,344
Equity, Ending Balance at Dec. 31, 2022		$ 13	$ 590,232	$ 32,388	$ (229)	$ 622,404
Equity, Ending Balance (Shares) at Dec. 31, 2022		133,295			(26)